Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, CA 91741

November 15, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
    File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the Boston Common ESG Impact U.S. Value Fund (the “Fund”), is Post-Effective Amendment No. 843 under the 1933 Act and Amendment No. 844 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Trust anticipates that this filing shall become effective on January 31, 2023, pursuant to Rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions concerning this filing, please contact the undersigned at (414) 516-1716.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Secretary of the Trust